Long-term equity investment (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 05, 2018 CNY (¥) shares	Jul. 07, 2018 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Long-term equity Investments
Impairment charges			¥ 16,000	$ 2,298	¥ 16,000
Haofangtong
Long-term equity Investments
Number Of Shares Purchased Equity Securities Without Readily Determinable Fair Value	4,029,543
Ownership percentage acquired	7.00%
Percentage Ownership For Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value	19
Consideration for purchase of financial instruments | ¥	¥ 56,000
Purchase Price Set For Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value | ¥	¥ 32,000
Haofangtong | Scenario, Plan [Member]
Long-term equity Investments
Expected Cumulative Percentage Ownership After All Transactions		26.00%
Number Of Shares Purchased Equity Securities Without Readily Determinable Fair Value		4,029,543
Number Of Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value		10,937,339
Ownership percentage acquired		7.00%
Percentage Ownership For Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value		19
Consideration for purchase of financial instruments | ¥		¥ 56,000
Purchase Price Set For Additional Shares That Can Be Purchased Equity Securities Without Readily Determinable Fair Value | ¥		¥ 32,000